SHORT-TERM BORROWINGS - Overcollateralization in Receivables Securitization Program (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Short-term borrowings from buyer	$ (4,000)	$ (2,959)
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	400	800
Receivables sold to buyer as security	3,251	3,186
Short-term borrowings from buyer	(2,000)	(2,000)	$ (1,600)
Overcollateralization	1,251	$ 1,186
Receivables securitization program | Maximum
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 2,400